Filed Pursuant To Rule 497(e)
1933 Act File No. 333-17391
1940 Act File No. 811-07959

ADVISORS SERIES TRUST

On behalf of Advisors Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated May 27, 2020 to the Summary Prospectus, Prospectus and Statement of Additional Information dated February 28, 2020, for the First State Global Listed Infrastructure Fund, filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on May 27, 2020. The purpose of this filing is to submit the XBRL exhibits for the risk/return summary provided in the 497(e) filing (Accession Number 0000894189-20-004131).
The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE